Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
LoansAndAccountReceivableAtFairValueThroughOtherComprehensiveIncome [Abstract]
LOANS AND ACCOUNTS RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

NOTE 10

LOANS AND ACCOUNTS RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

The Bank has decided to classify a portfolio at fair value through other comprehensive income (FVOCI) related to loans and account receivable with its major customer, when they request a credit operation which exceeds single client exposure under the Bank's credit risk policy. The risk committee approved the operation with the condition to sell a portion of the loan in the medium term, and meanwhile the Bank is looking for a buyer the portion is classified into this category.

Additionally, the Bank includes operations which are expecting to sell or maintain, depending if market conditions are favorable, these loans are classified into this category according to management business model.

This portfolio is initially measured at amortised cost and afterward is adjusted at fair value, recognising the adjustment in other comprehensive income, while the Bank do not sell the loan. The portfolio is assessed for impairment loss under the new ECL model, same as loans at amortised cost.

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as of December 31, 2019 is as follows:

	Stage1	Stage2	Stage3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019	63,745	4,949	-	68,694
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	1,428	(4,914)	-	(3,486)
Write-off	-	-	-	-
Foreign Exchange adjustments and others	993	(35)	-	958
At December 31, 2019	66,166	-	-	66,166

	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	88	18	-	106
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	65	(18)	-	47
Write-off	-	-	-	-
Foreign Exchange adjustments and others	(52)	-	-	(52)
At December 31, 2019	101	-	-	101

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as of December 31, 2018 is as follows:

	Stage1	Stage2	Stage3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2018	107,998	-	-	107,998
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	(6,697)	6,697	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	(40,754)	(1,821)	-	(42,575)
Write-off	-	-	-	-
Foreign Exchange adjustments and others	3,198	73	-	3,271
At December 31, 2018	63,745	4,949	-	68,694

	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2018	97	-	-	97
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	(17)	26	-	9
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	8	(8)	-	-
Write-off	-	-	-	-
Foreign Exchange adjustments and others	-	-	-	-
At December 31, 2018	88	18	-	106

	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	88	18	-	106
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	65	(18)	-	47
Write-off	-	-	-	-
Foreign Exchange adjustments and others	(52)	-	-	(52)
At 31 December 2019	101	-	-	101